UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2013

Date of reporting period:	6/30/2012

Item 1.   Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

June 30, 2012

(Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS—94.8%
EQUITIES—94.1%

CHINA (INCLUDING HONG KONG)—36.3%
416,800	AIA Group Ltd.	$1,439,652
	(Diversified Financials)
370,000	Anhui Conch Cement Co. Ltd. (Class “H” Shares)	1,018,043
	(Materials)
743,000	Belle International Holdings Ltd.	1,272,878
	(Consumer Discretionary)
435,500	BOC Hong Kong Holdings Ltd.	1,340,667
	(Banking)
157,000	Cheung Kong Holdings Ltd.	1,938,370
	(Real Estate-Developers)
1,842,000	China Construction Bank Corp. (Class “H” Shares)	1,272,591
	(Financials)
2,443,000	China High Precision Automation Group Ltd.	281,523
	(Information Technology)
548,000	China Life Insurance Co. Ltd. (Class “H” Shares)	1,443,160
	(Financials)
225,000	China Mobile Ltd.	2,469,935
	(Diversified Telecommunications)
303,000	China Shenhua Energy Co. Ltd. (Class “H” Shares)	1,072,107
	(Energy)
918,000	CNOOC Ltd.	1,850,798
	(Energy)
1,438,000	Dongfeng Motor Group Co. Ltd. (Class “H” Shares)	2,247,674
	(Consumer Discretionary)
1,101,600	Haitong Securities Co. Ltd.* (Class “H” Shares)	1,530,720
	(Financials)
197,500	Hengan International Group Co. Ltd.	1,923,878
	(Consumer Staples)
152,000	Hutchison Whampoa Ltd.	1,318,434
	(Industrials)
8,418,000	Industrial & Commercial Bank of China (Class “H” Shares)	4,719,034
	(Banking)
1,464,000	Lenovo Group Ltd.	1,249,277
	(Information Technology)
587,750	L’Occitane International SA (Hong Kong Exchange)	1,631,180
	(Consumer Discretionary)
1,394,000	PetroChina Co. Ltd. (Class “H” Shares)	1,804,201
	(Energy)
55,300	Tencent Holdings Ltd.	1,633,080
	(Information Technology)
728,000	Tingyi Cayman Islands Holding Corp.	1,875,623
	(Consumer Staples)
1,100,000	Want Want China Holdings Ltd.	1,360,304
	(Consumer Staples)
438,000	Wharf Holdings Ltd.	2,435,700
	(Real Estate-Developers)
873,400	Zoomlion Heavy Industry Science and Technology Co. Ltd. (Class “H” Shares)	1,123,359
	(Industrials)

		40,252,188

INDIA—5.9%
46,859	Bajaj Auto Ltd.	1,329,916
	(Consumer Discretionary)
267,089	Bharat Heavy Electricals Ltd.	1,123,067
	(Industrials)
94,567	ICICI Bank Ltd.	1,536,069
	(Banking)
54,621	Maruti Suzuki India Ltd.	1,150,544
	(Consumer Discretionary)
100,828	Reliance Industries Ltd.	1,342,825
	(Energy)

		6,482,421

INDONESIA—4.6%
920,000	PT Astra International Tbk	678,223
	(Consumer Discretionary)
1,391,000	PT Bank Central Asia Tbk	1,087,966
	(Financials)
1,839,500	PT Bank Rakyat Indonesia Persero Tbk	1,259,883
	(Banking)
120,000	PT Gudang Garam Tbk	792,776
	(Consumer Staples)
1,048,000	PT Semen Gresik (Persero) Tbk	1,271,896
	(Materials)

		5,090,744

MALAYSIA—3.1%
537,100	CIMB Group Holdings Bhd	1,287,106
	(Banking)
390,100	Felda Global Ventures Holdings Bhd*	653,545
	(Consumer Staples)
347,000	Genting Bhd*	1,036,234
	(Consumer Discretionary)
737,984	Sapurakencana Petroleum Bhd*	511,279
	(Energy)

		3,488,164

PHILIPPINES—1.1%
5,476,800	Bloomberry Resorts Corp.*	1,236,131
	(Consumer Discretionary)

SINGAPORE—3.4%
152,000	DBS Group Holdings Ltd.	1,678,945
	(Banking)
254,210	Keppel Corp. Ltd.	2,082,620
	(Industrials)

		3,761,565

SOUTH KOREA—22.9%
4,674	CJ CheilJedang Corp.	1,335,120
	(Consumer Staples)
23,490	Hana Financial Group, Inc.	750,932
	(Banking)
6,596	Hyundai Heavy Industries Co. Ltd.	1,505,066
	(Industrials)
7,824	Hyundai Mobis	1,896,508
	(Consumer Discretionary)
14,654	Hyundai Motor Co.	3,008,384
	(Consumer Discretionary)
50,816	KB Financial Group, Inc.	1,660,002
	(Banking)
5,576	LG Chem Ltd.	1,443,490
	(Materials)
1,948	Lotte Shopping Co. Ltd.	532,590
	(Consumer Discretionary)
7,918	NHN Corp.	1,736,687
	(Information Technology)
7,441	Samsung Electronics Co. Ltd.	7,879,926
	(Information Technology)
3,796	Samsung Engineering Co. Ltd.	602,306
	(Industrials)
7,183	Samsung Fire & Marine Insurance Co. Ltd.	1,425,401
	(Insurance)
50,530	SK Hynix, Inc.*	1,066,994
	(Information Technology)
4,367	SK Innovation Co. Ltd.	534,990
	(Energy)

		25,378,396

SRI LANKA—0.7%
728,273	Sampath Bank PLC	826,718
	(Banking)(a)

TAIWAN—11.5%
310,000	Catcher Technology Co. Ltd.	2,092,367
	(Information Technology)
61,000	MediaTek, Inc.	563,405
	(Information Technology)
859,000	Pegatron Corp.	1,133,293
	(Information Technology)
521,000	Quanta Computer, Inc.	1,399,105
	(Information Technology)
390,000	Radiant Opto-Electronics Corp.*	1,982,075
	(Information Technology)
1,361,000	Taiwan Semiconductor Manufacturing Co. Ltd.*	3,725,694
	(Information Technology)
146,434	TPK Holding Co. Ltd.	1,862,205
	(Information Technology)

		12,758,144

THAILAND—4.6%
171,200	Bangkok Bank PCL	1,125,800
	(Financials)
412,735	PTT Global Chemical PCL	721,247
	(Materials)
173,800	PTT PCL	1,767,550
	(Energy)
1,315,600	Supalai PCL	720,763
	(Real Estate-Developers)
315,840	Thai Union Frozen Products PCL	713,524
	(Consumer Staples)

		5,048,884

	Total equities (cost $92,295,864)	104,323,355

EXCHANGE TRADED FUND—0.7%
VIETNAM
44,250	Market Vectors Vietnam ETF (New York Stock Exchange) (cost $1,066,605)	812,872

	Total long-term investments (cost $93,362,469)	105,136,227

SHORT-TERM INVESTMENT—3.6%
MONEY MARKET MUTUAL FUND
UNITED STATES
3,940,456	JPMorgan Prime Money Market Fund/Premier (cost $3,940,456)	3,940,456

	Total Investments—98.4% (cost $97,302,925)(b)	109,076,683
	Other assets in excess of liabilities—1.6%	1,755,991

	Net Assets—100.0%	$110,832,674

The following annotation is used in the Portfolio of Investments:

ETF—Exchange Traded Fund

*	Non income producing security.
(a)	Indicates a security that has been deemed illiquid.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$98,060,789	$17,287,686	$(6,271,792)	$11,015,894

The difference between book basis and tax basis of investments is attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China (including Hong Kong)	$1,530,720	$38,439,945	$281,523
India	1,150,544	5,331,877	—
Indonesia	—	5,090,744	—
Malaysia	1,164,824	2,323,340	—
Philippines	1,236,131	—	—
Singapore	—	3,761,565	—
South Korea	—	25,378,396	—
Sri Lanka	826,718	—	—
Taiwan	—	12,758,144	—
Thailand	3,923,084	1,125,800	—
Exchange Traded Fund
Vietnam	812,872	—	—
Money Market Mutual Fund	3,940,456	—	—

Total	$14,585,349	$94,209,811	$281,523

Fair value of Level 2 investments at 3/31/2012 was $10,487. An amount of $91,679,156 was transferred from Level 1 into Level 2 at 6/30/2012 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the fund values its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2012 was as follows:

Information Technology	24.0%
Consumer Discretionary	14.5
Banking	13.6
Energy	8.0
Consumer Staples	7.8
Industrials	7.0
Financials	5.8
Real Estate-Developers	4.6
Materials	4.0
Money Market Mutual Fund	3.6
Diversified Telecommunications	2.2
Diversified Financials	1.3
Insurance	1.3
Exchange Traded Fund	0.7

98.4
Other assets in excess of liabilities	1.6

Total	100.0%

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager, Baring Asset Management (Asia) Limited, through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.   Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date August 23, 2012

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date August 23, 2012

*	Print the name and title of each signing officer under his or her signature.